ACQUISITIONS (Narrative) (Details) - Security Dam Ltd Member - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 17, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Cash consideration	$ 30,000
Contingent payment	12,500
Contingent consideration fair value	$ 9,525
Technology [Member]
Business Acquisition [Line Items]
Useful life		6 years